Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurements
Schedule of carrying amounts and estimated fair values of financial instruments

	June 30, 2025		December 31, 2024
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$66,322	$66,322	$66,933	$66,933
Current derivative assets:
Interest rate swap contracts	5,084	5,084	8,112	8,112
Non-current derivative assets:
Interest rate swap contracts	2,401	2,401	5,189	5,189
Financial liabilities:
Non-current derivative liabilities:
Interest rate swap contracts	(1,317)	(1,317)	—	—
Long-term debt, current and non-current	$918,585	$901,003	$909,653	$887,192

Schedule of assets and liabilities measured at fair value on recurring and non-recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2025	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$66,322	$66,322	$—	$—
Current derivative assets:
Interest rate swap contracts	5,084	—	5,084	—
Non-current derivative assets:
Interest rate swap contracts	2,401	—	2,401	—
Financial liabilities:
Non-current derivative liabilities:
Interest rate swap contracts	(1,317)	—	(1,317)	—
Long-term debt, current and non-current	$918,585	$—	$901,003	$—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2024	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$66,933	$66,933	$—	$—
Current derivative assets:
Interest rate swap contracts	8,112	—	8,112	—
Non-current derivative assets:
Interest rate swap contracts	5,189	—	5,189	—
Financial liabilities:
Long-term debt, current and non-current	$909,653	$—	$887,192	$—